Commitment and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Non-cancellable Future Minimum Payments	However, the Company has entered into contracts to purchase services under which non-cancellable future minimum payments as of March 31, 2026, were as follows (in thousands):

Year ended December 31,	Amount
2026 (remaining nine months)	$5,530
2027	3,113
2028	349
2029	130
Total	$9,122
However, the Company has entered into contracts to purchase services under which non-cancellable future minimum payments as of December 31, 2025, were as follows (in thousands):

Year ended December 31,	Amount
2026	$3,933
2027	3,033
2028	269
2029	130
Total	$7,365